INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	21.00%
Valuation allowance		$ 929,000
Net operating loss carryforwards, federal	$ 10,300,000
Net operating loss carryforwards, state	$ 10,500,000
Deferred tax assets credit carryforward taxable income taxable percentage	80.00%
Minimum tax		15.00%
Excise tax		1.00%
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Valuation allowance	$ 2,497,000